Organization and Basis of Presentation (Details Narrative) - USD ($)		12 Months Ended
	Nov. 12, 2018	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2020	Dec. 31, 2019
Secured debt		$ 400,000
Net loss		(4,991,223)	$ (3,775,659)
Net cash used in operations		(1,260,191)	(793,334)
Shareholders' deficit		(3,019,739)	(2,605,359)		$ (7,826,066)
Cash on hand		1,930,325	$ 600,576
Working capital		$ 224,160
Reverse stock split		1-for-150 reverse split
SkyAuctions Inc. [Member]
Shares exchanged for common stock	1,102,422
Debt term	3 years
Secured debt	$ 2,500,000
Debt interest rate	3.00%
SkyAuctions Inc. [Member] | Stock Sale Agreement and Mutual Release Agreement [Member]
Note payable				$ 2,500,000
Accrued interest payable				$ 179,483